INTEREST BEARING LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

	December 31,	December 31,
	2017	2018
Long-term loans and borrowings

Finance lease payables (note 20)	5,607,570	4,081,270

Bank and other loans (Note (a))
— Secured (Note (f))	14,716,175	12,608,727
— Guaranteed (Note (e))	3,191,277	3,040,400
— Unsecured	22,597,382	30,491,613

	40,504,834	46,140,740

Medium-term notes and bonds and long-term bonds and private placement notes (Note (b))
— Unsecured	15,696,961	10,094,861

Total long-term loans and borrowings	61,809,365	60,316,871

Current portion of finance lease payables (note 20)	(2,115,644)	(2,328,358)

Current portion of medium-term bonds and long-term bonds	(12,492,378)	(396,727)

Current portion of long-term bank and other loans	(6,911,640)	(3,384,400)

Non-current portion of long-term loans and borrowings	40,289,703	54,207,386

	December 31,	December 31,
	2017	2018
Short-term loans and borrowings
Bank and other loans (Note (c))
— Secured (Note (f))	1,362,000	1,220,680
— Guaranteed (Note (e))	150,000	240,000
— Unsecured	29,529,442	37,835,512

	31,041,442	39,296,192

Short-term bonds, unsecured (Note (d))	3,601,573	500,000
Gold leasing arrangements (Note (g))	6,818,393	1,607,905
Current portion of finance lease payables (note 20)	2,115,644	2,328,358
Current portion of medium-term notes	12,492,378	396,727
Current portion of long-term bank and other loans	6,911,640	3,384,400

Total short-term borrowings and current portion of long-term loans and borrowings	62,981,070	47,513,582

Schedule of maturity of long-term bank and other loans

	Loans from banks and other				Total of long-term bank and
	financial institutions		Other loans		other loans
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2018	2017	2018	2017	2018
Within 1 year	6,905,000	3,382,325	6,640	2,075	6,911,640	3,384,400
Between 1 and 2 years	5,171,738	7,375,557	2,277	2,399	5,174,015	7,377,956
Between 2 and 5 years	8,666,967	16,586,390	6,827	7,197	8,673,794	16,593,587
Over 5 years	19,736,283	18,777,275	9,102	7,522	19,745,385	18,784,797

	40,479,988	46,121,547	24,846	19,193	40,504,834	46,140,740

Schedule of interest-bearing loans and borrowings in which the Group received guarantees

	December 31,	December 31,
Guarantors	2017	2018
Long-term loans
Lanzhou Aluminum Factory*(蘭州鋁廠) (Note (i))	4,000	—
Ningxia Energy (Note (ii))	1,020,400	892,400
Yinxing Energy (Note (ii))	91,000	70,000
Baotou Aluminum Limited Company*(包头铝业有限公司) and Baotou Communications Investment Group Limited Company*(包头交通投资集团有限公司) (Note (iii))	1,600,000	1,600,000
The Company and Hangzhou Jinjiang (Note (iv))	475,877	246,000
Qingzhen Industrial Investment Co., Ltd.*(“Qingzhen Investment”) (清鎮市工業投資有限公司) (Note (v))	—	116,000
Guizhou Industrial Investment Group Co., Ltd.*(“Guizhou Investment”) (貴州產業投資（集團）有限責任公司) (Note (v))	—	116,000

	3,191,277	3,040,400

Short-term loans
Ningxia Energy (Note (ii))	70,000	—
Chalco Shandong (Note (ii))	80,000	—
China Great Wall Aluminum Co., Ltd.*(“China Great Wall Aluminum”)
(中國長城鋁業有限公司) (Note(i))	—	40,000
Hangzhou Jinjiang, Qingzhen Investment and Guizhou Investment	—	200,000

	150,000	240,000

Note:

(i)	The guarantor is a subsidiary of Chinalco.
(ii)	The guarantor is a subsidiary of the Group.
(iii)	The guarantors are a subsidiary of the Company and a third party respectively.
(iv)	The guarantors are the Company and a third party respectively.
(v)	The guarantor is a third party

Medium-term notes and bonds and long-term bonds
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2017	2018
2015 medium-term notes	3,000,000/2018	5.53%	2,999,030	—
2015 medium-term notes	1,500,000/2018	5.01%	1,496,503	—
2013 medium-term bonds	3,000,000/2018	5.99%	2,999,211	—
2015 medium-term bonds	3,000,000/2018	6.11%	2,999,359	—
2015 medium-term bonds	2,000,000/2018	6.08%	1,998,275	—
2016 private placement notes	3,215,000/2019	5.12%	3,204,583	396,727
2018 medium-term notes	2,000,000/2021	5.84%	—	1,986,418
2018 medium-term bonds	1,100,000/2021	4.66%	—	1,097,003
2018 medium-term bonds	900,000/2023	5.06%	—	897,820
2018 medium-term bonds	1,400,000/2021	4.30%	—	1,395,970
2018 medium-term bonds	1,600,000/2023	4.57%	—	1,595,311
2018 US dollar medium-term bonds	2,785,840/2021	5.25%	—	2,725,612
			15,696,961	10,094,861

Short-term bonds
INTEREST BEARING LOANS AND BORROWINGS
Schedule of interest bearing loans and borrowings

		Effective	December 31,	December 31,
	Face value /maturity	interest rate	2017	2018
2017 short-term bonds	3,000,000/2018	4.30%	3,101,573	—
2017 short-term bonds	500,000/2018	4.90%	500,000	—
2018 Ningxia short-term bonds	500,000/2019	5.30%	—	500,000

			3,601,573	500,000